Equity-Based Compensation - Restricted common units - Activity (Details) - Restricted common units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Units
Units outstanding, Beginning balance (in shares)	1,127,000
Units granted (in shares)	1,093,471	1,145,000
Units forfeited (in shares)	(10,772)	(18,000)
Units outstanding, Ending balance (in shares)	2,209,699	1,127,000
Average Fair Market Value
Average Fair Market Value outstanding, Beginning balance (in dollars per shares)	$ 11.49
Average Fair Market Value granted (in dollars per shares	11.93	$ 11.49
Average Fair Market Value forfeited (in dollars per shares	11.57	11.51
Average Fair Market Value outstanding, Ending balance (in dollars per shares	$ 11.71	$ 11.49